Interest and Finance Costs, net	12 Months Ended
Dec. 31, 2019
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

7.Interest and Finance Costs, net

	2019	2018	2017
Interest expense	69,980	72,191	62,343
Less: Interest capitalized	(1,018)	(252)	(445)

Interest expense, net	68,962	71,939	61,898
Interest swaps termination cash settlements	—	(477)	(3,685)
Bunkers swap and call options cash settlements	1,469	(9,857)	(2,547)
Bunker call options premium	—	—	216
Amortization of loan costs	4,822	3,992	4,152
Bank charges	240	405	164
Change in fair value of non-hedging financial instruments	(770)	10,807	(3,359)

Net total	74,723	76,809	56,839

At December 31, 2019, the Company was committed to nine floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $481,998, maturing from July 2020 through October 2027, on which it pays fixed rates averaging 2.40% and receives floating rates based on the six-month LIBOR (Note 14).

At December 31, 2019, the Company held eight of the nine interest rate swap agreements, designated and qualifying as cash flow hedges, in order to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts aggregating to $455,998.

The fair values of such financial instruments as of December 31, 2019 and 2018, in aggregate amounted to $14,832 (negative) and $5,000 (negative), respectively. The net amount of cash flow hedge losses at December 31, 2019, that is estimated to be reclassified into earnings within the next twelve months is $45.

At December 31, 2019, the Company held one interest rate swap that did not meet hedge accounting criteria. On December 20, 2018, the Company discontinued as a cash flow hedge one hedging interest rate swap. This interest rate swap associated with a secured term loan facility, which was part of the refinancing of debt approaching maturity relating to the vessels Euro and Sakura Princess. Upon completion of the refinancing on December 20, 2018, the hedge no longer met the criteria for hedge accounting as it was no longer highly effective, and it was determined by management that the future cash flows associated with the repayment of the new financing were not probable of occurring. The fair value of the non-hedging swap as of December 31, 2019 and 2018, amounted to $187 (negative) and $38 (negative), respectively. As such, the changes in its fair value during 2019 and 2018 amounting to $149 (negative) and $86 (negative), respectively, have been included in Change in fair value of non-hedging financial instruments in the above table.

In November 2018, the Company entered into two call option agreements, with an exercise date in 2019 and through 2020, for a total premium of $1,602. At December 31, 2019 and 2018, the Company held one and three, respectively, call option agreements in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. The value of the call options at December 31, 2019 and 2018 was $147 (positive) and $350 (positive), respectively. The changes in their fair value during 2019 and 2018 amounting to $203 (negative) and $232 (positive), respectively, have been included in Change in fair value of non-hedging financial instruments in the above table.

In 2019 and 2018, the Company held twenty-five and nineteen bunker swap agreements, respectively, in order to hedge its exposure to bunker price fluctuations associated with the consumptions of bunkers by its vessels. The fair value of bunker swap agreements at December 31, 2019 and December 31, 2018 were $2,850 (negative) and $3,972 (negative), respectively. The change in the fair values as of December 31, 2019 and December 31, 2018, was $1,122 (positive) and $10,999 (negative), respectively.

During 2016, the Company entered into three bunker swap agreements in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by the vessel Ulysses. In November 2018, the Company entered into early termination agreements of the three bunker swap agreements with expiring dates September 2019 and October 2019. Total cash received from those swaps’ terminations amounted to $1,470. The change in their fair value during 2018 and 2017 were $3,264 (negative) and $785 (positive) respectively.